Common Stock and Warrants (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 01, 2017	Feb. 10, 2017	Feb. 02, 2017	Jan. 10, 2017	Sep. 09, 2016	Feb. 02, 2016	Aug. 05, 2015	Mar. 09, 2017	Mar. 09, 2017	Feb. 17, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 12, 2018	Jul. 12, 2017	Dec. 06, 2016	Jul. 12, 2016	Jul. 12, 2015	Jun. 05, 2015	Jul. 12, 2014	Nov. 29, 2013
Common stock, par value											$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Authorized											500,000,000	500,000,000	500,000,000
Common stock, shares Issued											74,650,675	70,069,693	67,781,934
Common stock, shares outstanding											74,650,675	70,069,693	67,781,934
Common stock shares reserved under stock option plan											19,595,000	19,595,000
Thomas bold [Member] | Stock option [Member]
Common stock shares reserved under stock option plan										40,000
Debt conversion converted insrtrument shares										34,296
Joseph Sierchio [Member] | Stock option [Member]
Common stock shares reserved under stock option plan		70,000
Debt conversion converted insrtrument shares		38,642
Kenneth Kirkland [Member] | Stock option [Member]
Common stock shares reserved under stock option plan			40,000
Debt conversion converted insrtrument shares			29,642
Joseph Sierchio [Member]
Common stock shares reserved under stock option plan											20,000
Debt conversion converted insrtrument shares											13,846	13,846
Purchase number of shares												20,000
Series D [Member]
Debt conversion converted insrtrument shares											100,000	100,000
Weighted Average Exercise Price											$ 1.1	$ 1.10
Common stock proceeds subscriptions												$ 110,001
Series D [Member] | On June 5, 2015 [Member]
Common stock shares reserved under stock option plan													1,010,000
Debt conversion converted insrtrument shares													1,010,000
Weighted Average Exercise Price													$ 1.10
Common stock proceeds subscriptions													$ 1,010,000			$ 110,000
Purchase and sale an aggregate shares													1,010,000
Series B [Member]
Common stock shares reserved under stock option plan						2,173,913															3,500,000
Debt conversion converted insrtrument shares											2,173,913	2,173,913
Weighted Average Exercise Price						$ 0.46					$ 0.46	$ 0.46									$ 0.46
Common stock proceeds subscriptions						$ 1,000,000						$ 0
Series F Warrant [Member]
Weighted Average Exercise Price											3.45
Series C [Member]
Common stock shares reserved under stock option plan					584,416											100,000			1,010,000		3,500,000
Weighted Average Exercise Price											0.49	$ 0.49							$ 1.10		$ 0.49
Common stock proceeds subscriptions																$ 110,000
Maturity period					5 years
Debt instrument conversion feature

(i) $1.54, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which KCC elects to exercise the Warrant.

Series C Warrant [Member] | KCC [Member]
Common stock shares reserved under stock option plan	3,500,000
Debt conversion converted insrtrument shares	3,092,637
Series B Warrant [Member] | KCC [Member]
Common stock shares reserved under stock option plan	1,326,087
Debt conversion converted insrtrument shares	1,181,194					2,173,913
Series A [Member]
Weighted Average Exercise Price											$ 0.35	$ 0.35
Series A [Member] | Dr. Gerlach [Member]
Common stock, shares Issued							196,812
Common stock shares reserved under stock option plan				240,000			240,000					1,200,000
Debt conversion converted insrtrument shares				204,571			196,812						196,812
Weighted Average Exercise Price												$ 0.35
Purchase number of shares							240,000						240,000
Warrant vest five equal installments														240,000	240,000		240,000	240,000		240,000
Series B and C warrants [Member] | KCC [Member]
Debt conversion converted insrtrument shares	4,273,831
Series A [Member] | Dr. Gerlach [Member]
Common stock shares reserved under stock option plan				240,000
Debt conversion converted insrtrument shares				204,571
February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | KCC [Member]
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Joseph Sierchio [Member]
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Series F Warrant [Member]
Common stock shares reserved under stock option plan								128,985	128,985
Maturity period									5 years
Warrants issued								3	3
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which the holder elects to exercise the Warrant

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Series F Warrant [Member] | KCC [Member]
Common stock shares reserved under stock option plan								114,493	114,493
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Series F Warrant [Member] | Joseph Sierchio [Member]
Common stock shares reserved under stock option plan								7,246	7,246
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

2013 Plan [Member]
Common stock shares reserved under stock option plan											19,595,000